Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Forecasted period for future cash flow discounts	10 years
Goodwill	$ 1,099,207	$ 1,110,505
Aggregate amortization expenses	28,271	28,498	16,673
Amortization expense on intangible assets in 2014	28,100
Amortization expense on intangible assets in 2015	26,600
Amortization expense on intangible assets in 2016	26,300
Amortization expense on intangible assets in 2017	25,800
Amortization expense on intangible assets in 2018	25,100
Packaging Services [Member]
Goodwill [Line Items]
Goodwill	197,000
Blowmolding [Member]
Goodwill [Line Items]
Goodwill	126,600
Thermoforming [Member]
Goodwill [Line Items]
Goodwill	$ 53,200